Exploration and Evaluation Expenditures (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of exploration and evaluation expenditures [line Items]
Exploration and evaluation expenditures excluding depreciation		$ 5,808	$ 5,499	$ 1,802
Total exploration and evaluation expenditures		5,893	8,723	2,428
Prairie Creek Mine Property [Member]
Disclosure of exploration and evaluation expenditures [line Items]
Camp operation and project development		1,592	916	470
Mine planning and feasibility studies		1,195	3,162	331
Permitting and environmental		3,021	1,421	1,001
Depreciation - mining plant and equipment		27	43	55
Exploration and evaluation expenditures (inception to date), beginning of year		84,050	78,508	76,651
Total exploration and evaluation expenditures		5,835	5,542	1,857
Exploration and evaluation expenditures (inception to date), end of year		89,885	84,050	78,508
Central Newfoundland properties [Member]
Disclosure of exploration and evaluation expenditures [line Items]
Geology		121	741	370
Diamond drilling	[1]	(63)	2,440	201
Exploration and evaluation expenditures (inception to date), beginning of year		7,348	4,167	3,596
Total exploration and evaluation expenditures		58	3,181	571
Exploration and evaluation expenditures (inception to date), end of year		$ 7,406	$ 7,348	$ 4,167

[1]	The Company received additional government grants in 2018 relating to drill programs carried out in the previous year.